COMMON STOCK, STOCK OPTIONS AND WARRANTS (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Stock Options
Outstanding, beginning balance	8,732,770
Granted
Assumed in acquisition
Exercised
Forfeited or expired
Outstanding, ending balance	8,732,770	8,732,770
Exercisable, ending balance	5,286,654
Weighted Average Exercise Price
Outstanding, beginning balance	$ 0.54
Granted
Assumed in acquisition
Exercised
Forfeited or expired
Outstanding, ending balance	0.54	$ 0.54
Exercisable, ending balance	$ 0.45
Weighted Average Remaining Contractual Life (years)
Weighted Average Remaining Contractual Life (years), Beginning	8 years 7 months 2 days
Weighted Average Remaining Contractual Life (years), Ending	8 years 4 months 2 days
Exercisable Remaining Contractual Life (years)	7 years 10 months 28 days
Aggregate Intrinsic value
Outstanding beginning balance	$ 1,355,924
Outstanding ending balance	468,958	$ 1,355,924
Exercisable ending balance	$ 336,484
Stock Options [Member]
Stock Options
Outstanding, beginning balance		3,900,000	3,300,000	3,300,000
Granted		3,674,000	600,000
Assumed in acquisition		$ 1,158,770
Exercised
Forfeited or expired
Outstanding, ending balance	8,732,770		3,900,000	3,300,000
Exercisable, ending balance		5,136,654
Weighted Average Exercise Price
Outstanding, beginning balance	$ 0.54	$ 0.47	$ 0.45	$ 0.45
Granted		0.76	0.60
Assumed in acquisition		0.07
Exercised
Forfeited or expired
Outstanding, ending balance		0.54	$ 0.47	$ 0.45
Exercisable, ending balance		$ 0.45
Weighted Average Remaining Contractual Life (years)
Weighted Average Remaining Contractual Life (years), Beginning		8 years 11 months 9 days
Weighted Average Remaining Contractual Life (years), Ending		8 years 7 months 2 days	8 years 11 months 9 days	9 years 11 months 16 days
Exercisable Remaining Contractual Life (years)		8 years 1 month 21 days
Aggregate Intrinsic value
Outstanding beginning balance	$ 1,355,924	$ 297,000	$ 495,000
Outstanding ending balance		1,355,924	$ 297,000	$ 495,000
Exercisable ending balance		$ 1,059,615